Braskem Idesa Financing	9 Months Ended
Sep. 30, 2021
Braskem Idesa Financing

15 Braskem Idesa Financing

		Outstanding
	Principal amount US$	amount
Identification		US$	Maturity	Charges (% per year)		Sep/2021	Dec/2020

Project finance
Project finance I	700,000	409,297	Feb-2027	Us dollar exchange variation + quarterly Libor + 3.25	(i)	2,208,414	2,444,515
Project finance II	210,000	116,960	Feb-2027	Us dollar exchange variation + 6.17	0	633,162	690,311
Project finance III	600,000	371,410	Feb-2029	Us dollar exchange variation + 4.33	(ii)	2,006,376	2,145,326
Project finance IV	660,000	421,211	Feb-2029	Us dollar exchange variation + quarterly Libor + 3.88	(iii)	2,274,470	2,419,920
Total under current liabilities	2,170,000	1,318,878				7,122,422	7,700,072

Bond	900,000	900,000	nov-2029	Us dollar exchange variation + 7.45		4,970,767	4,729,587

Transactions costs						(338,349)	(370,421)

Total						11,754,840	12,059,238

Current liabilities						7,182,416	7,660,128
Non-current liabilities						4,572,424	4,399,110
Total						11,754,840	12,059,238

(i)	Partial prepayment of US$10,630.
(ii)	Partial prepayment of US$9,111.
(iii)	Partial prepayment of US$13,212.

In line with the Company’s Financial Policy, the investment in the Braskem Idesa petrochemical complex was financed under a Project Finance model, under which the construction loan is paid exclusively using the cash generated by the Braskem Idesa itself and the shareholders provide limited guarantees. This financing includes the guarantees typical to Project Finance transactions, such as assets, receivables, cash generation and other rights of Braskem Idesa. The financing also contains various other covenants typical to contracts of this kind.

At September 30, 2021, certain non-monetary obligation established in the contracts of Project Finance remained unfulfilled. As a result, the amount of R$6,065,247 was reclassified fron non-current liabilities to current liabilities.

The following amortization schedule presents the long-term maturities, considering the contractual obligations mentioned above, as well as the original maturities.

	With breach of contratual obligations		Original Long-Term Maturities
	Sep/2021	Dec/2020	Sep/2021	Dec/2020

2022			281,793	907,343
2023			1,195,389	1,157,584
2024			1,309,931	1,268,619
2025			1,182,709	1,145,377
2026			995,926	964,410
2027			443,126	428,750
2028			346,115	334,753
2029	4,572,424	4,399,110	4,882,682	4,730,920
Total	4,572,424	4,399,110	10,637,671	10,937,756

As mentioned in Note 34(a), in October 2021, Braskem Idesa prepaid the Project Finance using proceeds from the issue of new debt.